Label	Element	Value
Level 3 of fair value hierarchy [member] | At fair value [member]
Dividends received, classified as investing activities	ifrs-full_DividendsReceivedClassifiedAsInvestingActivities	¥ 7,047,000
Dividends received, classified as investing activities	ifrs-full_DividendsReceivedClassifiedAsInvestingActivities	¥ 7,735,000